FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 72.8%
	Construction & Engineering — 1.6%
85,451	Fluor Corp. (b) (c)	$4,469,942
22,732	Quanta Services, Inc. (b)	12,799,935
		17,269,877
	Electric Utilities — 15.2%
112,139	American Electric Power Co., Inc. (b)	15,006,441
15,710	Constellation Energy Corp. (b)	5,182,415
206,324	Duke Energy Corp. (b)	26,997,495
202,584	Entergy Corp. (b)	21,698,772
99,319	Evergy, Inc.	8,309,028
199,850	FirstEnergy Corp. (b)	10,224,326
16,749	IDACORP, Inc.	2,411,353
140,019	NextEra Energy, Inc. (b)	13,129,582
223,771	OGE Energy Corp.	10,996,107
100,530	PG&E Corp. (b)	1,910,070
438,737	PPL Corp. (b)	17,101,968
223,779	Southern (The) Co. (b)	21,791,599
67,005	Xcel Energy, Inc.	5,585,537
		160,344,693
	Electrical Equipment — 1.5%
30,160	EnerSys	5,011,084
45,518	Generac Holdings, Inc. (c)	10,258,392
		15,269,476
	Energy Equipment & Services — 4.4%
212,490	Archrock, Inc.	7,507,272
176,009	Baker Hughes Co. (b)	11,486,347
57,340	Cactus, Inc., Class A	3,096,360
237,821	Halliburton Co. (b)	8,561,556
33,382	Helmerich & Payne, Inc.	1,175,714
221,730	NOV, Inc. (b)	4,492,250
182,822	SLB Ltd.	9,386,081
		45,705,580
	Gas Utilities — 5.7%
166,296	AltaGas Ltd. (CAD)	5,651,906
10,900	Atmos Energy Corp.	2,036,011
305,096	National Fuel Gas Co.	27,772,889
143,007	New Jersey Resources Corp.	7,756,700
113,485	ONE Gas, Inc.	9,923,128
184,078	UGI Corp. (b)	6,886,358
		60,026,992
	Independent Power and Renewable Electricity Producers — 2.2%
546,475	AES (The) Corp.	9,443,088
198,779	Clearway Energy, Inc., Class A	7,160,020
35,878	Vistra Corp. (b)	6,238,825
		22,841,933
	Machinery — 1.4%
25,963	Cummins, Inc. (b)	15,159,017
	Multi-Utilities — 8.5%
23,900	Ameren Corp. (b)	2,707,392

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Multi-Utilities (Continued)
144,084	Atco Ltd., Class I (CAD)	$6,851,133
354,239	CenterPoint Energy, Inc. (b)	15,409,396
65,014	CMS Energy Corp. (b)	5,075,643
87,894	Dominion Energy, Inc. (b)	5,549,627
67,749	DTE Energy Co.	10,043,112
64,879	NiSource, Inc. (b)	3,068,777
157,639	Public Service Enterprise Group, Inc. (b)	13,567,989
184,962	Sempra (b)	17,806,292
80,495	WEC Energy Group, Inc.	9,414,695
		89,494,056
	Oil, Gas & Consumable Fuels — 32.3%
96,872	Cheniere Energy, Inc. (b)	22,835,636
25,150	Core Natural Resources, Inc.	2,064,312
168,049	Coterra Energy, Inc.	5,140,619
45,794	DT Midstream, Inc.	6,358,039
419,565	Enbridge, Inc. (b)	22,295,684
87,460	EOG Resources, Inc. (b)	10,852,037
169,817	EQT Corp. (b)	10,430,160
46,245	Expand Energy Corp. (b)	4,990,760
190,200	Exxon Mobil Corp. (b)	29,005,500
24,646	Gulfport Energy Corp. (c)	5,142,634
98,382	Imperial Oil Ltd. (CAD)	11,507,531
219,784	Keyera Corp. (CAD)	8,388,223
1,291,003	Kinder Morgan, Inc. (b)	42,951,670
354,654	ONEOK, Inc. (b)	29,354,712
122,137	Range Resources Corp. (b)	5,041,815
455,976	Shell PLC, ADR (b)	38,078,556
68,387	Targa Resources Corp.	16,125,655
210,574	TC Energy Corp. (b)	13,554,648
275,691	TotalEnergies SE (b)	22,149,015
454,780	Williams (The) Cos., Inc.	33,981,162
		340,248,368
	Total Common Stocks	766,359,992
	(Cost $654,446,161)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 26.0%
	Chemicals — 0.6%
303,486	Westlake Chemical Partners, L.P.	6,682,762
	Oil, Gas & Consumable Fuels — 25.4%
192,884	Alliance Resource Partners, L.P.	5,109,497
221,073	Cheniere Energy Partners, L.P.	13,551,775
3,499,673	Energy Transfer, L.P. (b)	65,933,839
2,323,401	Enterprise Products Partners, L.P. (b)	83,967,712
685,767	MPLX, L.P. (b)	40,419,107
669,592	Plains All American Pipeline, L.P.	14,001,169
948,375	Plains GP Holdings, L.P., Class A (d)	21,376,373

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
286,393	Sunoco, L.P. (b)	$18,269,009
408,647	TXO Partners, L.P.	5,116,260
		267,744,741
	Total Master Limited Partnerships	274,427,503
	(Cost $210,193,910)

Shares	Description	Value
MONEY MARKET FUNDS — 2.7%
28,083,597	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (e)	28,083,597
	(Cost $28,083,597)
	Total Investments — 101.5%	1,068,871,092
	(Cost $892,723,668)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.2)%
	Call Options Written — (2.2)%
(191)	Ameren Corp.	$(2,163,648)	$105.00	03/20/26	(162,350)
(896)	American Electric Power Co., Inc.	(11,990,272)	125.00	03/20/26	(860,160)
(1,406)	Baker Hughes Co.	(9,175,556)	70.00	04/17/26	(274,170)
(2,830)	CenterPoint Energy, Inc.	(12,310,500)	45.00	04/17/26	(155,650)
(774)	Cheniere Energy, Inc.	(18,245,502)	230.00	03/20/26	(808,830)
(519)	CMS Energy Corp.	(4,051,833)	75.00	03/20/26	(187,359)
(85)	Constellation Energy Corp.	(2,803,980)	400.00	03/20/26	(6,800)
(231)	Cummins, Inc.	(13,487,397)	630.00	04/17/26	(261,030)
(37)	Dominion Energy, Inc.	(233,618)	60.00	03/20/26	(12,395)
(784)	Duke Energy Corp.	(10,258,640)	125.00	03/20/26	(517,440)
(864)	Duke Energy Corp.	(11,305,440)	125.00	04/17/26	(673,920)
(3,751)	Enbridge, Inc.	(19,932,814)	50.00	04/17/26	(1,500,400)
(5,000)	Energy Transfer LP	(9,420,000)	20.00	04/17/26	(105,000)
(1,637)	Entergy Corp.	(17,533,907)	100.00	03/20/26	(1,178,640)
(5,000)	Enterprise Products Partners LP	(18,070,000)	38.00	03/20/26	(75,000)
(700)	EOG Resources, Inc.	(8,685,600)	110.00	03/20/26	(1,011,500)
(1,359)	EQT Corp.	(8,346,978)	60.00	03/20/26	(394,110)
(369)	Expand Energy Corp.	(3,982,248)	105.00	04/17/26	(258,300)
(1,520)	Exxon Mobil Corp.	(23,180,000)	160.00	03/20/26	(364,800)
(317)	FirstEnergy Corp.	(1,621,772)	50.00	04/17/26	(74,495)
(682)	Fluor Corp.	(3,567,542)	55.00	03/20/26	(78,430)
(1,900)	Halliburton Co.	(6,840,000)	37.50	03/20/26	(161,500)
(3,900)	Kinder Morgan, Inc.	(12,975,300)	30.00	03/20/26	(1,275,300)
(2,870)	MPLX LP	(16,915,780)	60.00	03/20/26	(172,200)
(621)	NextEra Energy, Inc.	(5,823,117)	85.00	03/20/26	(493,695)
(497)	NextEra Energy, Inc.	(4,660,369)	100.00	04/17/26	(69,580)
(496)	NiSource, Inc.	(2,346,080)	45.00	04/17/26	(150,288)
(1,771)	NOV, Inc.	(3,588,046)	23.00	05/15/26	(116,886)
(2,834)	ONEOK, Inc.	(23,457,018)	90.00	04/17/26	(368,420)
(805)	PG&E Corp.	(1,529,500)	17.00	03/20/26	(167,440)
(3,506)	PPL Corp.	(13,666,388)	39.00	04/17/26	(368,130)

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(1,102)	Public Service Enterprise Group, Inc.	$(9,484,914)	$85.00	03/20/26	$(253,460)
(182)	Quanta Services, Inc.	(10,248,056)	470.00	03/20/26	(1,652,560)
(976)	Range Resources Corp.	(4,028,928)	41.00	04/17/26	(209,840)
(1,478)	Sempra	(14,228,706)	100.00	05/15/26	(391,670)
(2,500)	Shell PLC	(20,877,500)	77.50	03/20/26	(1,672,500)
(967)	Shell PLC	(8,075,417)	77.50	04/17/26	(710,745)
(553)	Southern Co./The	(5,385,114)	90.00	03/20/26	(450,695)
(1,235)	Southern Co./The	(12,026,430)	92.50	03/20/26	(707,655)
(597)	Sunoco LP	(3,808,263)	55.00	03/20/26	(498,495)
(1,860)	TC Energy Corp.	(11,972,820)	57.50	03/20/26	(1,099,260)
(2,387)	TotalEnergies SE	(19,177,158)	70.00	03/20/26	(2,458,610)
(1,247)	UGI Corp.	(4,665,027)	40.00	04/17/26	(31,175)
(286)	Vistra Corp.	(4,973,254)	185.00	04/17/26	(239,954)
	Total Written Options				(22,680,837)
	(Premiums received $6,588,263)
	Net Other Assets and Liabilities — 0.7%				6,897,865
	Net Assets — 100.0%				$1,053,088,120

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of February 28, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows:

ASSETS TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$766,359,992	$766,359,992	$—	$—
Master Limited Partnerships*	274,427,503	274,427,503	—	—
Money Market Funds	28,083,597	28,083,597	—	—
Total Investments	$1,068,871,092	$1,068,871,092	$—	$—

LIABILITIES TABLE
	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(22,680,837)	$(21,296,852)	$(1,383,985)	$—

*	See Portfolio of Investments for industry breakout.